Pruco Life Insurance Company of New Jersey                                   Jordan K. Thomsen
Vice President and Corporate Counsel

Pruco Life Insurance Company of New Jersey
213 Washington Street
Newark, NJ 07102-2992
(973) 802-4193 fax: (973) 802-9560

May 1, 2016

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           Pruco Life of New Jersey Variable Appreciable Account
(Registration No. 333-112809)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies:  (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 25; and (ii) that the text of Post-Effective Amendment No. 25 was filed electronically on April 13, 2016 (Accession No. 0000828972-16-000178).

By:          /s/ Jordan K. Thomsen
                                           Jordan K. Thomsen
Vice President and Corporate Counsel
Pruco Life Insurance Company of New Jersey

Via EDGAR